Consolidated Statements of Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Policy charges and fee income	$ 2,225	$ 2,562	$ 3,464
Premiums	725	750	806
Net derivative gains (losses)	879	(7,216)	(1,541)
Net investment income (loss)	3,077	3,483	3,208
Investment gains (losses), net:
Credit and intent to sell losses on available for sale debt securities and loans	(319)	2	(58)
Other investment gains (losses), net	(643)	851	845
Total investment gains (losses), net	(962)	853	787
Investment management and service fees	706	1,004	1,010
Other income	334	225	57
Total revenues	6,984	1,661	7,791
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,327	2,407	4,951
Remeasurement of liability for future policy benefits	50	30	0
Change in market risk benefits and purchased market risk benefits	(1,107)	(5,809)	0
Interest credited to policyholders’ account balances	1,309	1,115	1,118
Compensation and benefits	202	326	309
Commissions	702	687	636
Interest expense	6	1	0
Amortization of deferred policy acquisition costs	473	439	1,333
Other operating costs and expenses	1,040	1,162	830
Total benefits and other deductions	5,002	358	9,177
Income (loss) from continuing operations, before income taxes	1,982	1,303	(1,386)
Income tax (expense) benefit	(388)	(192)	627
Net income (loss)	1,594	1,111	(759)
Less: Net income (loss) attributable to the noncontrolling interest	(3)	$ 0	0
Net income (loss) attributable to Equitable Financial	$ 1,597		$ (759)